UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report

Deutsche Variable Series I

Deutsche Bond VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Management Team

5 Investment Portfolio

14 Statement of Assets and Liabilities

13 Statement of Operations

16 Statements of Changes in Net Assets

17 Financial Highlights

18 Notes to Financial Statements

25 Information About Your Fund's Expenses

26 Proxy Voting

27 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 is 0.80% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment
■ Deutsche Bond VIP — Class A ■ Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,342	$10,231	$11,000	$11,733	$12,975
	Average annual total return	3.42%	2.31%	3.23%	3.25%	2.64%
Bloomberg Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,227	$9,969	$10,763	$11,157	$15,497
	Average annual total return	2.27%	–0.31%	2.48%	2.21%	4.48%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Total Net Assets)	6/30/17	12/31/16

Corporate Bonds	61%	49%
Government & Agency Obligations	16%	23%
Mortgage-Backed Securities Pass-Throughs	16%	19%
Asset-Backed	6%	5%
Collateralized Mortgage Obligations	3%	3%
Commercial Mortgage-Backed Securities	2%	2%
Short-Term U.S. Treasury Obligations	1%	1%
Cash Equivalents, Securities Lending Collateral and other Assets and Liabilities, net	–5%	–2%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/17	12/31/16

AAA	31%	47%
AA	4%	5%
A	15%	10%
BBB	28%	22%
BB	18%	14%
B	3%	1%
Not Rated	1%	1%
	100%	100%

Interest Rate Sensitivity	6/30/17	12/31/16

Effective Maturity	9.6 years	8.7 years
Effective Duration	5.9 years	5.9 years

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Inc. ("Fitch") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Gary Russell, CFA, Managing Director
Thomas M. Farina, CFA, Managing Director
Gregory M. Staples, CFA, Managing Director

Portfolio Managers

Investment Portfolio June 30, 2017 (Unaudited)

		Principal Amount ($)(a)	Value ($)

Corporate Bonds 61.0%
Consumer Discretionary 11.3%
AMC Networks, Inc., 5.0%, 4/1/2024		265,000	271,294
BMW U.S. Capital LLC, 144A, 3.3%, 4/6/2027		305,000	307,681
CalAtlantic Group, Inc., 5.0%, 6/15/2027		525,000	526,312
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		414,000	423,315
Charter Communications Operating LLC:
3.579%, 7/23/2020		90,000	93,004
4.908%, 7/23/2025		673,000	727,055
144A, 5.375%, 5/1/2047		35,000	37,028
CVS Health Corp., 5.125%, 7/20/2045		110,000	126,103
General Motors Co.:
6.6%, 4/1/2036		55,000	63,724
6.75%, 4/1/2046		50,000	59,301
General Motors Financial Co., Inc., 3.15%, 6/30/2022		1,115,000	1,116,726
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024		310,000	314,262
Hilton Worldwide Finance LLC, 144A, 4.875%, 4/1/2027		455,000	476,044
KFC Holding Co., 144A, 4.75%, 6/1/2027		290,000	296,163
Lennar Corp., 4.125%, 1/15/2022		505,000	522,044
Myriad International Holdings BV, 144A, 4.85%, 7/6/2027 (b)		500,000	501,250
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		295,000	306,207
Nordstrom, Inc.:
4.0%, 3/15/2027		85,000	83,177
5.0%, 1/15/2044		135,000	128,624
PetSmart, Inc., 144A, 5.875%, 6/1/2025		135,000	130,106
PulteGroup, Inc., 5.0%, 1/15/2027		625,000	641,406
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		300,000	312,750
Toll Brothers Finance Corp., 4.875%, 11/15/2025		300,000	311,250
VeriSign, Inc., 144A, 4.75%, 7/15/2027 (b)		405,000	409,556
Viacom, Inc.:
5.875%, 2/28/2057		80,000	83,200
6.25%, 2/28/2057		85,000	88,400
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		90,000	95,774
			8,451,756
Consumer Staples 1.4%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		235,000	265,231
Kraft Heinz Foods Co., 4.375%, 6/1/2046		175,000	171,383
Molson Coors Brewing Co., 4.2%, 7/15/2046		120,000	118,341
PepsiCo, Inc., 4.45%, 4/14/2046		50,000	54,504
Reckitt Benckiser Treasury Services PLC:
144A, 2.75%, 6/26/2024		200,000	198,303
144A, 3.0%, 6/26/2027		220,000	217,090
			1,024,852
		Principal Amount ($)(a)	Value ($)

Energy 8.0%
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		105,000	104,149
4.95%, 6/1/2047		80,000	81,192
Cenovus Energy, Inc., 144A, 5.4%, 6/15/2047		205,000	191,345
Concho Resources, Inc., 5.5%, 4/1/2023		150,000	154,125
Continental Resources, Inc., 5.0%, 9/15/2022		150,000	147,187
Enbridge, Inc.:
2.9%, 7/15/2022 (b)		110,000	109,780
3.7%, 7/15/2027 (b)		95,000	94,930
5.5%, 12/1/2046		60,000	67,111
Energy Transfer Partners LP, 5.95%, 10/1/2043		90,000	95,344
EnLink Midstream Partners LP, 5.45%, 6/1/2047		120,000	119,651
Halliburton Co., 4.85%, 11/15/2035		195,000	208,477
Hess Corp.:
5.6%, 2/15/2041		180,000	176,952
5.8%, 4/1/2047		90,000	90,749
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		160,000	151,053
Marathon Oil Corp., 5.2%, 6/1/2045		100,000	95,877
Newfield Exploration Co., 5.75%, 1/30/2022		150,000	157,875
Noble Holding International Ltd.:
5.75%, 3/16/2018		30,000	30,182
7.75%, 1/15/2024 (c)		650,000	514,312
Petrobras Global Finance BV:
6.125%, 1/17/2022		131,000	135,126
8.375%, 5/23/2021		575,000	643,643
Petroleos del Peru SA, 144A, 5.625%, 6/19/2047		300,000	303,000
Petroleos Mexicanos:
4.625%, 9/21/2023		135,000	136,620
144A, 5.375%, 3/13/2022		157,000	165,282
Plains All American Pipeline LP:
2.85%, 1/31/2023		165,000	160,068
4.3%, 1/31/2043		95,000	81,286
4.5%, 12/15/2026		165,000	166,873
Regency Energy Partners LP, 4.5%, 11/1/2023		130,000	134,891
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		400,000	439,487
Sabine Pass Liquefaction LLC, 5.0%, 3/15/2027		505,000	537,558
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		90,000	87,740
Transcanada Trust, 5.3%, 3/15/2077		380,000	390,640
			5,972,505
Financials 14.9%
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	212,546
ANZ New Zealand International Ltd., 144A, 2.125%, 7/28/2021		200,000	196,699
Ares Capital Corp.:
3.625%, 1/19/2022		180,000	182,083
3.875%, 1/15/2020		200,000	203,923
		Principal Amount ($)(a)	Value ($)

Bank of America Corp., 3.824%, 1/20/2028		360,000	366,251
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021		205,000	204,737
Barclays PLC, 4.836%, 5/9/2028		690,000	705,380
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		250,000	284,063
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		50,000	54,396
BNP Paribas SA, 144A, 4.625%, 3/13/2027		420,000	442,895
Branch Banking & Trust Co., 1.45%, 5/10/2019		180,000	178,602
Citigroup, Inc., 3.2%, 10/21/2026		380,000	369,558
Credit Agricole SA, 144A, 2.375%, 7/1/2021 (c)		250,000	249,031
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		250,000	258,420
Credit Suisse Group Funding Guernsey Ltd., 3.8%, 6/9/2023		250,000	257,739
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	102,936
FS Investment Corp., 4.75%, 5/15/2022		150,000	154,020
HSBC Holdings PLC:
4.375%, 11/23/2026		200,000	207,524
6.0%, 5/22/2027		225,000	232,650
JPMorgan Chase & Co., 2.95%, 10/1/2026		380,000	366,738
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		70,000	74,058
Legg Mason, Inc., 5.625%, 1/15/2044		100,000	106,213
Loews Corp., 4.125%, 5/15/2043		80,000	79,411
Macquarie Bank Ltd., 144A, 6.125%, 3/8/2027		295,000	301,638
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		390,000	423,672
Manulife Financial Corp.:
4.061%, 2/24/2032		280,000	282,496
4.9%, 9/17/2020		80,000	86,012
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		30,000	30,344
Morgan Stanley, 3.625%, 1/20/2027		280,000	282,013
Nationwide Building Society, 144A, 2.45%, 7/27/2021		200,000	199,867
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		90,000	102,347
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		260,000	260,152
Royal Bank of Scotland Group PLC,
3.498%, 5/15/2023		400,000	402,594
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		290,000	293,748
Santander UK Group Holdings PLC, 2.875%, 8/5/2021		335,000	335,770
Societe Generale SA, 144A, 7.375%, 12/29/2049		476,000	511,700
Standard Chartered PLC, 144A, 3.05%, 1/15/2021		200,000	202,464
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019		95,000	94,759
144A, 2.8%, 5/4/2022		205,000	205,418
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	71,975
		Principal Amount ($)(a)	Value ($)

The Goldman Sachs Group, Inc., 3.75%, 2/25/2026		370,000	376,753
Unifin Financiera SAB de CV SOFOM ENR, 144A, 7.0%, 1/15/2025		415,000	409,813
Voya Financial, Inc., 4.8%, 6/15/2046		120,000	124,992
Wells Fargo & Co., 3.0%, 10/23/2026		380,000	370,028
Woori Bank, 144A, 4.5%, 12/29/2049		250,000	247,833
			11,106,261
Health Care 2.0%
Aetna, Inc., 2.8%, 6/15/2023		85,000	84,853
Anthem, Inc., 3.3%, 1/15/2023		60,000	61,194
Bristol-Myers Squibb Co., 3.25%, 2/27/2027		320,000	322,762
HCA, Inc., 5.25%, 6/15/2026		300,000	323,550
Mylan NV, 5.25%, 6/15/2046		45,000	49,225
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		263,000	257,176
Stryker Corp.:
3.375%, 11/1/2025		80,000	81,415
4.625%, 3/15/2046		40,000	43,699
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		150,000	147,249
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		50,000	51,410
4.2%, 1/15/2047		80,000	84,392
			1,506,925
Industrials 4.2%
Acwa Power Management & Investments One Ltd., 144A, 5.95%, 12/15/2039		450,000	459,056
Bombardier, Inc., 144A, 8.75%, 12/1/2021		495,000	549,450
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		20,000	19,650
FedEx Corp., 4.55%, 4/1/2046		90,000	94,539
KAR Auction Services, Inc., 144A, 5.125%, 6/1/2025		280,000	285,250
Northrop Grumman Corp., 3.2%, 2/1/2027		170,000	171,168
Rockwell Collins, Inc., 4.35%, 4/15/2047		170,000	177,789
Siemens Financieringsmaatschappij NV:
144A, 3.4%, 3/16/2027		250,000	255,486
144A, 4.2%, 3/16/2047		250,000	264,811
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		130,000	126,965
United Rentals North America, Inc.:
5.5%, 5/15/2027		330,000	339,900
5.875%, 9/15/2026		365,000	388,725
			3,132,789
Information Technology 4.6%
Apple, Inc., 3.45%, 2/9/2045		60,000	56,379
Broadcom Corp., 144A, 3.625%, 1/15/2024		125,000	127,875
CA, Inc., 3.6%, 8/15/2022		90,000	91,010
Dell International LLC:
144A, 4.42%, 6/15/2021		120,000	126,506
144A, 5.875%, 6/15/2021		1,220,000	1,277,950
144A, 8.1%, 7/15/2036		90,000	113,121
		Principal Amount ($)(a)	Value ($)

DXC Technology Co., 144A, 4.75%, 4/15/2027		400,000	417,074
eBay, Inc., 3.8%, 3/9/2022		81,000	84,645
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		140,000	146,656
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		90,000	92,799
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		170,000	175,100
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		90,000	91,483
5.75%, 12/1/2034		110,000	110,045
Symantec Corp., 144A, 5.0%, 4/15/2025		115,000	120,354
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025		250,000	260,358
Xilinx, Inc., 2.95%, 6/1/2024		130,000	130,350
			3,421,705
Materials 5.3%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		400,000	410,920
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (c)		250,000	261,125
Bluestar Finance Holdings Ltd., REG S, 4.375%, 6/11/2020		300,000	310,358
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		200,000	228,750
CF Industries, Inc., 3.45%, 6/1/2023 (c)		450,000	425,250
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		150,000	149,250
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		40,000	41,816
LYB International Finance II BV, 3.5%, 3/2/2027		325,000	320,366
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		300,000	300,450
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		325,000	332,585
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		90,000	94,729
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		430,000	423,034
Vale Overseas Ltd., 6.25%, 8/10/2026		242,000	261,058
Yamana Gold, Inc., 4.95%, 7/15/2024		405,000	409,194
			3,968,885
Real Estate 3.8%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (c)		145,000	141,443
(REIT), 5.95%, 12/15/2026 (c)		125,000	123,778
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		135,000	149,963
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		110,000	113,300
144A, (REIT), 5.375%, 3/15/2027		75,000	78,094
Equinix, Inc., (REIT), 5.375%, 4/1/2023		345,000	358,369
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		110,000	110,857
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		220,000	235,820
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	137,323
		Principal Amount ($)(a)	Value ($)

Howard Hughes Corp., 144A, 5.375%, 3/15/2025		280,000	286,300
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		280,000	281,750
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		145,000	144,754
(REIT), 4.95%, 4/1/2024		130,000	136,159
Select Income REIT:
(REIT), 4.15%, 2/1/2022		120,000	120,974
(REIT), 4.25%, 5/15/2024		80,000	79,285
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		285,000	297,272
			2,795,441
Telecommunication Services 3.1%
AT&T, Inc.:
3.4%, 5/15/2025		200,000	196,618
4.25%, 3/1/2027		218,000	225,402
4.5%, 5/15/2035		260,000	255,786
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		300,000	315,747
Deutsche Telekom International Finance BV, 144A, 2.82%, 1/19/2022		250,000	251,432
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		200,000	201,750
Telefonica Emisiones SAU, 5.213%, 3/8/2047		300,000	323,920
Verizon Communications, Inc.:
2.625%, 8/15/2026		450,000	413,908
4.272%, 1/15/2036		150,000	144,773
			2,329,336
Utilities 2.4%
AmeriGas Partners LP, 5.5%, 5/20/2025		208,000	212,160
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	198,488
Electricite de France SA, 144A, 4.75%, 10/13/2035		150,000	160,218
Enel Finance International NV, 144A, 4.75%, 5/25/2047		200,000	205,792
Great Plains Energy, Inc., 4.85%, 4/1/2047		85,000	87,464
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		300,000	322,350
NRG Energy, Inc., 6.625%, 1/15/2027		270,000	270,337
Southern Co., 3.25%, 7/1/2026		205,000	200,544
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	89,840
			1,747,193
Total Corporate Bonds (Cost $44,646,410)			45,457,648

Mortgage-Backed Securities Pass-Throughs 16.1%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		431,080	457,675
5.5%, with various maturities from 10/1/2023 until 6/1/2035		807,824	905,132
6.5%, 3/1/2026		111,419	121,906
		Principal Amount ($)(a)	Value ($)

Federal National Mortgage Association:
3.0%*, 9/1/2038		28,189	29,572
3.5%, with various maturities from 12/1/2046 until 1/1/2047		2,497,134	2,577,262
5.0%, with various maturities from 10/1/2033 until 8/1/2040		809,583	886,106
5.5%, with various maturities from 12/1/2032 until 8/1/2037		848,157	947,274
6.0%, with various maturities from 4/1/2024 until 3/1/2025		236,561	265,971
6.5%, with various maturities from 11/1/2024 until 12/1/2037		272,086	309,317
Government National Mortgage Association:
3.5%, 7/1/2047 (b)		1,100,000	1,139,359
4.0%, with various maturities from 2/15/2041 until 7/1/2047 (b)		4,143,286	4,367,133
Total Mortgage-Backed Securities Pass-Throughs (Cost $11,839,966)			12,006,707

Asset-Backed 5.6%
Automobile Receivables 0.7%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	497,299
Credit Card Receivables 1.3%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	991,071
Miscellaneous 3.6%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047 (b)		1,140,000	1,139,287
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		154,358	152,555
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		174,530	175,337
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		739,413	755,909
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.424%*, 4/18/2027		500,000	494,613
			2,717,701
Total Asset-Backed (Cost $4,190,043)			4,206,071

Commercial Mortgage-Backed Securities 1.6%
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.675%**, 12/25/2024		4,966,172	172,932
"X1", Series K054, Interest Only, 1.318%**, 1/25/2026		1,843,639	152,952
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	155,895
		Principal Amount ($)(a)	Value ($)

JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		674,885	678,653
Total Commercial Mortgage-Backed Securities (Cost $1,204,860)			1,160,432

Collateralized Mortgage Obligations 3.0%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		223,852	190,800
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		90,916	51,714
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		1,969,928	317,073
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		320,701	45,948
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,483,651	292,150
Federal National Mortgage Association, "ZL" , Series 2017-55, 3.0%, 10/25/2046		500,000	459,222
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	647,813
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		365,801	48,139
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		273,199	46,009
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		431,568	20,479
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		436,812	5,957
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		79,133	14,354
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		153,133	25,823
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		66,653	11,477
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		35,324	36,071
"8A1", Series 2004-3, 7.0%, 4/25/2034		6,855	7,344
Total Collateralized Mortgage Obligations (Cost $2,527,491)			2,220,373

Government & Agency Obligations 16.2%
Other Government Related (d) 4.3%
Credit Bank of Moscow, 144A, 8.875%, 11/10/2022		1,250,000	1,199,520
European Financial Stability Facility, REG S, 1.25%, 5/24/2033	EUR	1,316,000	1,474,171
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	332,187
Vnesheconombank, 144A, 6.902%, 7/9/2020		150,000	162,988
			3,168,866
		Principal Amount ($)(a)	Value ($)

Sovereign Bonds 5.4%
Government of Australia, Series 150, REG S, 3.0%, 3/21/2047	AUD	1,105,000	772,703
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	900,000	743,115
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	248,850
Kingdom of Norway, Series 479, 144A, REG S, 1.75%, 2/17/2027	NOK	12,785,000	1,545,854
Province of British Columbia Canada, 2.25%, 6/2/2026		500,000	484,206
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027		200,000	199,682
			3,994,410
U.S. Government Sponsored Agency 0.9%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032		500,000	710,771
U.S. Treasury Obligations 5.6%
U.S. Treasury Bond, 3.0%, 2/15/2047		170,000	175,366
U.S. Treasury Note, 0.75%, 10/31/2017 (e)		4,000,000	3,995,440
			4,170,806
Total Government & Agency Obligations (Cost $12,096,473)			12,044,853

		Principal Amount ($)(a)	Value ($)

Short-Term U.S. Treasury Obligation 1.1%
U.S. Treasury Bill, 0.59%***, 8/10/2017 (f) (Cost $803,417)		804,000	803,260

	Shares	Value ($)

Securities Lending Collateral 2.3%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (g) (h) (Cost $1,732,418)	1,732,418	1,732,418

Cash Equivalents 0.0%
Deutsche Central Cash Management Government Fund, 1.03% (g) (Cost $4,856)	4,856	4,856

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $79,045,934)†	106.9	79,636,618
Other Assets and Liabilities, Net	(6.9)	(5,111,134)
Net Assets	100.0	74,525,484

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.

** These securities are shown at their current rate as of June 30, 2017.

*** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $79,128,239. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $508,379. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,394,173 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $885,794.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued or delayed delivery security included.

(c) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $1,661,674, which is 2.2% of net assets.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(f) At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities, which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/20/2017	23	2,887,219	(7,955)
5 Year U.S. Treasury Note	USD	9/29/2017	46	5,420,453	(12,578)
U.S. Treasury Long Bond	USD	9/20/2017	10	1,536,875	(3,645)
Total unrealized depreciation					(24,178)

At June 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro-BTP Italian Government Bond	EUR	9/7/2017	11	1,697,851	24,511
Euro-OAT French Government Bond	EUR	9/7/2017	16	2,713,382	3,439
Federal Republic of Germany Euro-Bund	EUR	9/7/2017	8	1,479,038	24,110
Ultra 10 Year U.S. Treasury Note	USD	9/20/2017	42	5,662,125	9,759
Ultra Long U.S. Treasury Bond	USD	9/20/2017	58	9,620,750	(139,454)
United Kingdom Long Gilt Bond	GBP	9/27/2017	14	2,289,680	45,194
Total net unrealized depreciation					(32,441)

At June 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount	Currency	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 9/16/2025	500,000	USD	Floating — 3-Month LIBOR	Fixed — 2.64%	20,649	17,971
12/16/2015 9/17/2035	6,700,000	USD	Floating — 3-Month LIBOR	Fixed — 2.938%	495,907	360,727
6/15/2017 6/15/2022	328,000,000	JPY	Floating — 6-Month JPY LIBOR	Fixed — 0.105%	710	710
6/15/2017 6/15/2047	59,800,000	JPY	Fixed — 0.811%	Floating — 6-Month JPY LIBOR	3,892	3,892
12/16/2015 9/18/2045	3,600,000	USD	Floating — 3-Month LIBOR	Fixed — 2.998%	361,609	246,511
9/30/2015 9/30/2045	2,000,000	USD	Fixed — 2.88%	Floating — 3-Month LIBOR	(157,704)	(118,302)
12/4/2015 12/4/2045	2,000,000	USD	Fixed — 2.615%	Floating — 3-Month LIBOR	(39,438)	1,685
9/16/2015 9/16/2045	4,695,000	USD	Floating — 3-Month LIBOR	Fixed — 3.0%	473,293	193,909
Total net unrealized appreciation						707,103

LIBOR: London Interbank Offered Rate; U.S. 3-Month LIBOR rate at June 30, 2017 is 1.3%; JPY 6-Month LIBOR rate at June 30, 2017 is 0.02%

At June 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	965,176	NZD	1,323,711	8/1/2017	4,266	Australia & New Zealand Banking Group Ltd.
NOK	16,287,831	SEK	16,767,508	8/14/2017	42,680	Danske Bank AS
USD	1,506,750	JPY	170,960,712	8/14/2017	16,196	Barclays Bank PLC
JPY	170,960,712	USD	1,550,777	8/14/2017	27,830	Citigroup, Inc.
USD	822,524	AUD	1,100,000	8/25/2017	22,333	JPMorgan Chase Securities, Inc.
NZD	2,100,000	CAD	2,010,908	9/14/2017	15,793	Citigroup, Inc.
USD	1,515,257	CAD	2,000,000	9/25/2017	29,096	Canadian Imperial Bank of Commerce
Total unrealized appreciation					158,194

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NZD	1,323,711	USD	904,816	8/1/2017	(64,626)	Australia & New Zealand Banking Group Ltd.
AUD	2,044,706	NZD	2,144,899	8/14/2017	(147)	Australia & New Zealand Banking Group Ltd.
NZD	2,173,001	AUD	2,044,706	8/14/2017	(20,429)	Bank of America
SEK	16,787,053	NOK	16,287,831	8/14/2017	(45,006)	Danske Bank AS
NZD	1,100,000	USD	753,449	8/16/2017	(51,934)	JPMorgan Chase Securities, Inc.
AUD	1,100,000	USD	823,565	8/25/2017	(21,292)	Australia & New Zealand Banking Group Ltd.
NOK	12,853,000	USD	1,540,175	8/28/2017	(1,155)	Toronto Dominion Bank
CAD	2,013,272	NZD	2,100,000	9/14/2017	(17,618)	BNP Paribas
CAD	2,000,000	USD	1,538,837	9/25/2017	(5,517)	Canadian Imperial Bank of Commerce
EUR	1,347,936	NOK	12,800,000	9/26/2017	(10,909)	Danske Bank AS
NOK	12,800,000	EUR	1,327,618	9/26/2017	(12,405)	Goldman Sachs & Co.
AUD	1,048,000	USD	799,194	9/29/2017	(5,376)	Australia & New Zealand Banking Group Ltd.
EUR	1,298,000	USD	1,489,760	10/5/2017	(393)	Citigroup, Inc.
Total unrealized depreciation					(256,807)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar EUR Euro GBP British Pound JPY Japanese yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$ —	$ 45,457,648	$ —	$ 45,457,648
Mortgage-Backed Securities Pass-Throughs	—	12,006,707	—	12,006,707
Asset-Backed	—	4,206,071	—	4,206,071
Commercial Mortgage-Backed Securities	—	1,160,432	—	1,160,432
Collateralized Mortgage Obligations	—	2,220,373	—	2,220,373
Government & Agency Obligations	—	12,044,853	—	12,044,853
Short-Term U.S. Treasury Obligations	—	803,260	—	803,260
Short-Term Investments (i)	1,737,274	—	—	1,737,274
Derivatives (j)
Futures Contracts	107,013	—	—	107,013
Interest Rate Swap Contracts	—	825,405	—	825,405
Forward Foreign Currency Exchange Contracts	—	158,194	—	158,194
Total	$ 1,844,287	$ 78,882,943	$ —	$ 80,727,230
Liabilities	Level 1	Level 2	Level 3	Level 2

Derivatives (j)
Futures Contracts	$ (163,632)	$ —	$ —	$ (163,632)
Interest Rate Swap Contracts	—	(118,302)	—	(118,302)
Forward Foreign Currency Exchange Contracts	—	(256,807)	—	(256,807)
Total	$ (163,632)	$ (375,109)	$ —	$ (538,741)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $77,308,660) — including $1,661,674 of securities loaned	$ 77,899,344
Investment in Government & Agency Securities Portfolio (cost $1,732,418)*	1,732,418
Investment in Deutsche Central Cash Management Government Fund (cost $4,856)	4,856
Total investments in securities, at value (cost $79,045,934)	79,636,618
Cash	618,617
Foreign currency, at value (cost $38,750)	38,065
Receivable for investments sold	1,351,905
Receivable for Fund shares sold	542,435
Interest receivable	675,764
Receivable for variation margin on futures contracts	96,600
Net receivable for pending swap contracts	14,335
Unrealized appreciation on forward foreign currency exchange contracts	158,194
Foreign taxes recoverable	1,572
Other assets	242
Total assets	83,134,347
Liabilities
Payable upon return of securities loaned	1,732,418
Payable for investments purchased	1,771,587
Payable for investments purchased — when-issued/delayed delivery securities	4,558,264
Line of credit loan payable	100,000
Payable for Fund shares redeemed	13,660
Payable for variation margin on centrally cleared swaps	47,508
Unrealized depreciation on forward foreign currency exchange contracts	256,807
Accrued management fee	18,902
Accrued Trustees' fees	630
Other accrued expenses and payables	109,087
Total liabilities	8,608,863
Net assets, at value	$ 74,525,484
Net Assets Consist of
Undistributed net investment income	1,011,741
Net unrealized appreciation (depreciation) on: Investments	590,684
Swap contracts	707,103
Futures	(56,619)
Foreign currency	(98,722)
Accumulated net realized gain (loss)	(17,128,991)
Paid-in capital	89,500,288
Net assets, at value	$ 74,525,484
Class A Net Asset Value, offering and redemption price per share ($74,525,484 ÷ 13,374,399 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.57

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Interest	$ 1,360,400
Income distributions — Deutsche Central Cash Management Government Fund	1,342
Securities lending income, net of borrower rebates	4,145
Total income	1,365,887
Expenses: Management fee	145,645
Administration fee	37,345
Services to shareholders	824
Custodian fee	12,056
Professional fees	46,692
Reports to shareholders	17,216
Trustees' fees and expenses	3,715
Interest expense	129
Other	18,299
Total expenses before expense reductions	281,921
Expense reductions	(40,038)
Total expenses after expense reductions	241,883
Net investment income	1,124,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	478,932
Swap contracts	(115,996)
Futures	(301,836)
Foreign currency	63,201
124,301
Change in net unrealized appreciation (depreciation) on: Investments	1,013,241
Swap contracts	457,285
Futures	(125,443)
Foreign currency	(33,341)
1,311,742
Net gain (loss)	1,436,043
Net increase (decrease) in net assets resulting from operations	$ 2,560,047

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income	$ 1,124,004	$ 2,156,650
Net realized gain (loss)	124,301	1,349,873
Change in net unrealized appreciation (depreciation)	1,311,742	1,028,989
Net increase (decrease) in net assets resulting from operations	2,560,047	4,535,512
Distributions to shareholders from: Net investment income: Class A	(1,811,823)	(4,037,321)
Fund share transactions: Class A Proceeds from shares sold	2,562,111	10,928,699
Reinvestment of distributions	1,811,823	4,037,321
Payments for shares redeemed	(7,567,452)	(18,293,243)
Net increase (decrease) in net assets from Class A share transactions	(3,193,518)	(3,327,223)
Increase (decrease) in net assets	(2,445,294)	(2,829,032)
Net assets at beginning of period	76,970,778	79,799,810
Net assets at end of period (including undistributed net investment income of $1,011,741 and $1,699,560, respectively)	$ 74,525,484	$ 76,970,778
Other Information
Class A Shares outstanding at beginning of period	13,944,103	14,528,974
Shares sold	459,460	1,951,337
Shares issued to shareholders in reinvestment of distributions	328,229	739,436
Shares redeemed	(1,357,393)	(3,275,644)
Net increase (decrease) in Class A shares	(569,704)	(584,871)
Shares outstanding at end of period	13,374,399	13,944,103

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 5.52	$ 5.49	$ 5.67	$ 5.51	$ 5.89	$ 5.72
Income (loss) from investment operations: Net investment income[a]	.08	.15	.14	.17	.16	.16
Net realized and unrealized gain (loss)	.11	.17	(.15)	.19	(.33)	.27
Total from investment operations	.19	.32	(.01)	.36	(.17)	.43
Less distributions from: Net investment income	(.14)	(.29)	(.17)	(.20)	(.21)	(.26)
Net asset value, end of period	$ 5.57	$ 5.52	$ 5.49	$ 5.67	$ 5.51	$ 5.89
Total Return (%)	3.42b**	5.93[b]	(.29)[b]	6.63[b]	(3.03)[b]	7.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	77	80	101	105	190
Ratio of expenses before expense reductions (%)[c]	.75*	.78	.69	.69	.65	.58
Ratio of expenses after expense reductions (%)[c]	.65*	.64	.64	.61	.56	.58
Ratio of net investment income (%)	3.01*	2.68	2.54	2.99	2.88	2.81
Portfolio turnover rate (%)	106**	236	197	273	418	115

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

c Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Bond VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Trustees of the Series. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2016, the Fund had a net tax basis capital loss carryforward of approximately $14,056,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until December 31, 2017, the expiration date and approximately $3,046,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($190,000) and long-term losses ($2,856,000).

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2017, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2017, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from $1,367,000 to approximately $11,550,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $13,513,000 to $23,463,000.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2017, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of June 30, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2017, the investment in interest rate swap contracts had a total USD equivalent notional amount generally indicative of a range from approximately $23,021,000 to $46,521,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward currency contracts. For the six months ended June 30, 2017, the Fund invested in forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated securities. In addition, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2017, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2017, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from $796,000 to approximately $10,899,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from $0 to approximately $5,542,000.

The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $6,409,000 to approximately $12,896,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ 825,405	$ 107,013	$ 932,418
Foreign Exchange Contracts (b)	158,194	—	—	158,194
	$ 158,194	$ 825,405	$ 107,013	$ 1,090,612

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of centrally cleared swaps and futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward currency exchange contracts

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (c)	$ —	$ (118,302)	$ (163,632)	$ (281,934)
Foreign Exchange Contracts (d)	(256,807)	—	—	(256,807)
	$ (256,807)	$ (118,302)	$ (163,632)	$ (538,741)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c) Includes cumulative depreciation of centrally cleared swaps and futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contract (e)	$ —	$ (115,996)	$ (301,836)	$ (417,832)
Foreign Exchange Contracts (f)	141,498	—	—	141,498
	$ 141,498	$ (115,996)	$ (301,836)	$ (276,334)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e) Net realized gain (loss) from swap contracts and futures, respectively

(f) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (g)	$ —	$ 457,285	$ (125,443)	$ 331,842
Foreign Exchange Contracts (h)	(97,909)	—	—	(97,909)
	$ (97,909)	$ 457,285	$ (125,443)	$ 233,933

Each of the above derivatives is located in the following Statement of Operations accounts:

(g) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(h) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Australia & New Zealand Banking Group Ltd.	$ 4,266	$ (4,266)	$ —	$ —
Barclays Bank PLC	16,196	—	—	16,196
Canadian Imperial Bank of Commerce	29,096	(5,517)	—	23,579
Citigroup, Inc.	43,623	(393)	—	43,230
Danske Bank AS	42,680	(42,680)	—	—
JPMorgan Chase Securities, Inc.	22,333	(22,333)	—	—
	$ 158,194	$ (75,189)	$ —	$ 83,005
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$ 91,441	$ (4,266)	$ —	$ 87,175
Bank of America	20,429	—	—	20,429
BNP Paribas	17,618	—	—	17,618
Canadian Imperial Bank of Commerce	5,517	(5,517)	—	—
Citigroup, Inc.	393	(393)	—	—
Danske Bank AS	55,915	(42,680)	—	13,235
Goldman Sachs & Co.	12,405	—	—	12,405
JPMorgan Chase Securities, Inc.	51,934	(22,333)	—	29,601
Toronto Dominion Bank	1,155	—	—	1,155
	$ 256,807	$ (75,189)	$ —	$ 181,618

C. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $63,207,453 and $55,123,255, respectively. Purchases and sales of U.S. Treasury obligations aggregated $16,607,795 and $26,549,589, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund's average daily net assets.

For the period from January 1, 2017 through April 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.64%.

Effective May 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.66%.

For the six months ended June 30, 2017, fees waived and/or expenses reimbursed were $40,038.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $37,345, of which $6,127 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC aggregated $281, of which $137 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $7,184, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $312.

E. Ownership of the Fund

At June 30, 2017, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 37%, 25%, 16% and 11%, respectively.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At June 30, 2017, the Fund had a $100,000 outstanding loan. Interest expense incurred on the borrowings was $129 for the six months ended June 30, 2017. The average dollar amount of the borrowings was $375,000, the weighted average interest rate on these borrowings was 2.09% and the Fund had a loan outstanding for 6 days throughout the period. The borrowings were valued at cost, which approximates fair value.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017
Actual Fund Return	Class A
Beginning Account Value 1/1/17	$ 1,000.00
Ending Account Value 6/30/17	$ 1,034.20
Expenses Paid per $1,000*	$ 3.28
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/17	$ 1,000.00
Ending Account Value 6/30/17	$ 1,021.57
Expenses Paid per $1,000*	$ 3.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche Variable Series I — Deutsche Bond VIP	.65%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Bond VIP’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages an institutional account comparable to the Fund, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

VS1bond-3 (R-028373-6  8/17)

June 30, 2017

Semiannual Report

Deutsche Variable Series I

Deutsche Capital Growth VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Manager

5 Investment Portfolio

9 Statement of Assets and Liabilities

10 Statement of Operations

10 Statements of Changes in Net Assets

12 Financial Highlights

13 Notes to Financial Statements

17 Information About Your Fund's Expenses

18 Proxy Voting

19 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 0.50% and 0.76% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment
■ Deutsche Capital Growth VIP — Class A ■ Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price-to-book ratios and higher forecasted growth values.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,406	$12,240	$13,899	$20,579	$22,772
	Average annual total return	14.06%	22.40%	11.60%	15.53%	8.58%
Russell 1000 Growth Index	Growth of $10,000	$11,399	$12,042	$13,716	$20,380	$23,474
	Average annual total return	13.99%	20.42%	11.11%	15.30%	8.91%
Deutsche Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,392	$12,214	$13,796	$20,291	$22,087
	Average annual total return	13.92%	22.14%	11.32%	15.20%	8.25%
Russell 1000 Growth Index	Growth of $10,000	$11,399	$12,042	$13,716	$20,380	$23,474
	Average annual total return	13.99%	20.42%	11.11%	15.30%	8.91%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	6/30/17	12/31/16

Common Stocks	98%	99%
Cash Equivalents	2%	1%
Convertible Preferred Stocks	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/17	12/31/16

Information Technology	34%	31%
Consumer Discretionary	18%	18%
Health Care	17%	17%
Industrials	11%	10%
Consumer Staples	7%	10%
Financials	5%	5%
Materials	3%	4%
Real Estate	2%	2%
Telecommunication Services	2%	2%
Energy	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Sebastian P. Werner, PhD, Director

Portfolio Manager

Investment Portfolio June 30, 2017 (Unaudited)

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 17.5%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	94,234	6,020,610
Household Durables 1.6%
Newell Brands, Inc.	259,615	13,920,557
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	29,410	28,468,880
Media 5.3%
Comcast Corp. "A"	392,122	15,261,388
Time Warner, Inc.	116,220	11,669,650
Walt Disney Co.	166,338	17,673,413
		44,604,451
Multiline Retail 0.5%
Dollar General Corp.	57,402	4,138,110
Specialty Retail 4.8%
Burlington Stores, Inc.*	50,355	4,632,156
Home Depot, Inc.	143,271	21,977,771
L Brands, Inc.	128,338	6,916,135
O'Reilly Automotive, Inc.*	32,940	7,205,296
		40,731,358
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. "B"	173,948	10,262,932
Consumer Staples 7.2%
Beverages 1.8%
PepsiCo, Inc.	128,191	14,804,779
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	51,238	8,194,493
CVS Health Corp.	158,648	12,764,818
Rite Aid Corp.*	600,108	1,770,319
		22,729,630
Food Products 1.7%
Conagra Brands, Inc.	104,490	3,736,562
Pinnacle Foods, Inc.	181,812	10,799,633
		14,536,195
Personal Products 1.0%
Estee Lauder Companies, Inc. "A"	90,481	8,684,366
Energy 0.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	53,183	6,463,330
Financials 4.8%
Banks 1.0%
SVB Financial Group*	45,912	8,070,871
Capital Markets 2.2%
Intercontinental Exchange, Inc.	137,833	9,085,951
The Charles Schwab Corp.	216,882	9,317,251
		18,403,202
Insurance 1.6%
Progressive Corp.	314,870	13,882,618
	Shares	Value ($)

Health Care 17.0%
Biotechnology 7.0%
Alexion Pharmaceuticals, Inc.*	32,384	3,940,161
Biogen, Inc.*	25,322	6,871,378
BioMarin Pharmaceutical, Inc.*	60,384	5,484,075
Celgene Corp.*	170,525	22,146,082
Gilead Sciences, Inc.	182,186	12,895,125
Shire PLC (ADR)	44,184	7,302,289
		58,639,110
Health Care Equipment & Supplies 3.8%
Becton, Dickinson & Co.	81,651	15,930,927
Danaher Corp.	128,361	10,832,385
The Cooper Companies, Inc.	20,003	4,789,118
		31,552,430
Health Care Providers & Services 2.5%
Cigna Corp.	87,541	14,653,488
McKesson Corp.	40,840	6,719,814
		21,373,302
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	88,110	15,372,552
Pharmaceuticals 1.9%
Allergan PLC	49,375	12,002,569
Bristol-Myers Squibb Co.	76,863	4,282,806
		16,285,375
Industrials 10.3%
Aerospace & Defense 3.1%
Boeing Co.	93,119	18,414,282
TransDigm Group, Inc.	29,479	7,926,019
		26,340,301
Electrical Equipment 2.1%
Acuity Brands, Inc.	22,605	4,595,144
AMETEK, Inc.	209,645	12,698,198
		17,293,342
Industrial Conglomerates 1.3%
Roper Technologies, Inc.	48,838	11,307,462
Machinery 0.7%
Parker-Hannifin Corp.	36,162	5,779,411
Professional Services 1.9%
Equifax, Inc.	37,966	5,217,287
Verisk Analytics, Inc.*	126,475	10,670,696
		15,887,983
Road & Rail 1.2%
Norfolk Southern Corp.	81,684	9,940,943
Information Technology 33.2%
Internet Software & Services 6.9%
Alphabet, Inc. "A"*	22,758	21,157,658
Alphabet, Inc. "C"*	20,914	19,005,179
Facebook, Inc. "A"*	122,856	18,548,799
		58,711,636
IT Services 7.4%
Cognizant Technology Solutions Corp. "A"	190,362	12,640,037
Fidelity National Information Services, Inc.	118,728	10,139,371
Fiserv, Inc.*	73,997	9,052,793
Global Payments, Inc.	70,863	6,400,346
Visa, Inc. "A"	257,967	24,192,146
		62,424,693
	Shares	Value ($)

Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	108,081	8,408,702
Broadcom Ltd.	76,000	17,711,800
NVIDIA Corp.	82,840	11,975,350
NXP Semiconductors NV*	51,116	5,594,646
		43,690,498
Software 6.9%
Adobe Systems, Inc.*	82,864	11,720,284
Microsoft Corp.	575,140	39,644,400
Oracle Corp.	133,386	6,687,974
		58,052,658
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	400,599	57,694,268
Materials 2.8%
Chemicals 1.1%
Albemarle Corp.	85,974	9,073,696
Construction Materials 0.9%
Vulcan Materials Co.	60,237	7,630,823
Containers & Packaging 0.8%
Sealed Air Corp.	158,397	7,089,850
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	97,320	10,992,294
Prologis, Inc.	147,007	8,620,490
		19,612,784
	Shares	Value ($)

Telecommunication Services 1.8%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	106,285	6,302,701
Zayo Group Holdings, Inc.*	295,187	9,121,278
		15,423,979
Total Common Stocks (Cost $463,561,085)		824,898,985

Convertible Preferred Stocks 0.1%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	1,100	954,888
Industrials 0.0%
Stericycle, Inc. Series A, 5.25%	3,000	200,820
Total Convertible Preferred Stocks (Cost $1,400,000)		1,155,708

Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.03% (a) (Cost $19,391,909)	19,391,909	19,391,909

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $484,352,994)†	100.1	845,446,602
Other Assets and Liabilities, Net	(0.1)	(591,579)
Net Assets	100.0	844,855,023

* Non-income producing security.

† The cost for federal income tax purposes was $485,177,586. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $360,269,016. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $374,550,593 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,281,577.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (b)	$ 824,898,985	$ —	$ —	$ 824,898,985
Convertible Preferred Stocks (b)	1,155,708	—	—	1,155,708
Short-Term Investments	19,391,909	—	—	19,391,909
Total	$ 845,446,602	$ —	$ —	$ 845,446,602

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $464,961,085)	$ 826,054,693
Investment in Deutsche Central Cash Management Government Fund (cost $19,391,909)	19,391,909
Total investments in securities, at value (cost $484,352,994)	845,446,602
Receivable for Fund shares sold	26,653
Dividends receivable	215,020
Interest receivable	17,624
Due from Advisor	34,034
Other assets	4,192
Total assets	845,744,125
Liabilities
Payable for Fund shares redeemed	476,333
Accrued management fee	260,685
Accrued Trustees' fees	389
Other accrued expenses and payables	151,695
Total liabilities	889,102
Net assets, at value	$ 844,855,023
Net Assets Consist of
Undistributed net investment income	3,306,995
Net unrealized appreciation (depreciation) on Investments	361,093,608
Accumulated net realized gain (loss)	14,006,574
Paid-in capital	466,447,846
Net assets, at value	$ 844,855,023
Class A Net Asset Value, offering and redemption price per share ($838,990,679 ÷ 30,100,172 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 27.87
Class B Net Asset Value, offering and redemption price per share ($5,864,344 ÷ 210,885 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 27.81

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Dividends	$ 5,185,635
Income distributions — Deutsche Central Cash Management Government Fund	84,030
Securities lending income, net of borrower rebates	752
Total income	5,270,417
Expenses: Management fee	1,507,328
Administration fee	404,475
Services to shareholders	1,734
Record keeping fee (Class B)	67
Distribution service fees (Class B)	7,207
Custodian fee	4,824
Professional fees	40,001
Reports to shareholders	25,159
Trustees' fees and expenses	21,462
Other	16,832
Total expenses	2,029,089
Net investment income (loss)	3,241,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from Investments	14,883,215
Payments by affiliates (see Note F)	34,034
14,917,249
Change in net unrealized appreciation (depreciation) on investments	87,596,263
Net gain (loss)	102,513,512
Net increase (decrease) in net assets resulting from operations	$ 105,754,840

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income (loss)	$ 3,241,328	$ 6,308,105
Net realized gain (loss)	14,917,249	70,814,016
Change in net unrealized appreciation (depreciation)	87,596,263	(49,459,182)
Net increase (decrease) in net assets resulting from operations	105,754,840	27,662,939
Distributions to shareholders from: Net investment income: Class A	(6,004,257)	(6,231,720)
Class B	(28,374)	(20,032)
Net realized gains: Class A	(63,517,984)	(66,067,535)
Class B	(466,086)	(322,737)
Total distributions	(70,016,701)	(72,642,024)
Fund share transactions: Class A Proceeds from shares sold	41,282,119	15,616,714
Reinvestment of distributions	69,522,241	72,299,255
Payments for shares redeemed	(52,138,055)	(147,165,346)
Net increase (decrease) in net assets from Class A share transactions	58,666,305	(59,249,377)
Class B Proceeds from shares sold	1,026,940	2,848,370
Reinvestment of distributions	494,460	342,769
Payments for shares redeemed	(1,175,597)	(1,421,396)
Net increase (decrease) in net assets from Class B share transactions	345,803	1,769,743
Increase (decrease) in net assets	94,750,247	(102,458,719)
Net assets at beginning of period	750,104,776	852,563,495
Net assets at end of period (including undistributed net investment income of $3,306,995 and $6,098,298, respectively)	$ 844,855,023	$ 750,104,776
Other Information
Class A Shares outstanding at beginning of period	27,895,381	30,084,968
Shares sold	1,489,917	591,265
Shares issued to shareholders in reinvestment of distributions	2,573,944	2,877,010
Shares redeemed	(1,859,070)	(5,657,862)
Net increase (decrease) in Class A shares	2,204,791	(2,189,587)
Shares outstanding at end of period	30,100,172	27,895,381
Class B Shares outstanding at beginning of period	197,662	127,214
Shares sold	37,029	111,807
Shares issued to shareholders in reinvestment of distributions	18,341	13,667
Shares redeemed	(42,147)	(55,026)
Net increase (decrease) in Class B shares	13,223	70,448
Shares outstanding at end of period	210,885	197,662

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 26.70	$ 28.22	$ 29.95	$ 28.41	$ 21.38	$ 18.58
Income (loss) from investment operations: Net investment income (loss)[a]	.11	.21	.20	.21	.21	.28
Net realized and unrealized gain (loss)	3.57	.83	2.34	3.18	7.12	2.70
Total from investment operations	3.68	1.04	2.54	3.39	7.33	2.98
Less distributions from: Net investment income	(.22)	(.22)	(.22)	(.18)	(.30)	(.18)
Net realized gains	(2.29)	(2.34)	(4.05)	(1.67)	—	—
Total distributions	(2.51)	(2.56)	(4.27)	(1.85)	(.30)	(.18)
Net asset value, end of period	$ 27.87	$ 26.70	$ 28.22	$ 29.95	$ 28.41	$ 21.38
Total Return (%)	14.06**	4.25	8.62	12.97	34.65	16.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	839	745	849	890	837	701
Ratio of expenses (%)[b]	.50*	.50	.49	.50	.50	.50
Ratio of net investment income (loss) (%)	.80*	.82	.70	.76	.85	1.32
Portfolio turnover rate (%)	6**	35	35	47	37	25

a Based on average shares outstanding during the period.

b Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Class B	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 26.61	$ 28.12	$ 29.84	$ 28.29	$ 21.29	$ 18.51
Income (loss) from investment operations: Net investment income (loss)[a]	.08	.15	.13	.09	.13	.20
Net realized and unrealized gain (loss)	3.55	.83	2.32	3.22	7.10	2.69
Total from investment operations	3.63	.98	2.45	3.31	7.23	2.89
Less distributions from: Net investment income	(.14)	(.15)	(.12)	(.09)	(.23)	(.11)
Net realized gains	(2.29)	(2.34)	(4.05)	(1.67)	—	—
Total distributions	(2.43)	(2.49)	(4.17)	(1.76)	(.23)	(.11)
Net asset value, end of period	$ 27.81	$ 26.61	$ 28.12	$ 29.84	$ 28.29	$ 21.29
Total Return (%)	13.92**	4.00	8.33	12.67	34.19	15.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	5	4	3	14	13
Ratio of expenses (%)[b]	.76*	.76	.76	.80	.83	.83
Ratio of net investment income (loss) (%)	.55*	.58	.44	.33	.52	.97
Portfolio turnover rate (%)	6**	35	35	47	37	25

a Based on average shares outstanding during the period.

b Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including Deutsche Government & Agency Securities Portfolio managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $48,347,805 and $70,295,617, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund's average daily net assets.

For the period from January 1, 2017 through September 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.80%
Class B	1.05%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $404,475, of which $70,013 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$ 362	$ 173
Class B	105	52
	$ 467	$ 225

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trust's Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2017, the Distribution Service Fee aggregated $7,207, of which $1,234 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,792, of which $5,238 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $57.

D. Ownership of the Fund

At June 30, 2017, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 47%, 30% and 10%, respectively. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 56% and 37%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

F. Payment by Affiliate

During the six months ended June 30, 2017, the Advisor agreed to reimburse the Fund $34,034 for commission costs incurred in connection with purchases and sales of portfolio assets due to certain changes in the principal investment strategy. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,140.60	$ 1,139.20
Expenses Paid per $1,000*	$ 2.65	$ 4.03
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,022.32	$ 1,021.03
Expenses Paid per $1,000*	$ 2.51	$ 3.81

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche Capital Growth VIP	.50%	.76%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Capital Growth VIP’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

VS1capgro-3 (R-028374-6  8/17)

June 30, 2017

Semiannual Report

Deutsche Variable Series I

Deutsche Core Equity VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Management Team

5 Investment Portfolio

8 Statement of Assets and Liabilities

10 Statement of Operations

10 Statements of Changes in Net Assets

12 Financial Highlights

13 Notes to Financial Statements

17 Information About Your Fund's Expenses

18 Proxy Voting

19 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 0.57% and 0.86% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment
■ Deutsche Core Equity VIP — Class A ■ Russell 1000® Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,854	$11,933	$13,364	$21,140	$20,794
	Average annual total return	8.54%	19.33%	10.15%	16.15%	7.60%
Russell 1000® Index	Growth of $10,000	$10,927	$11,803	$13,044	$19,825	$20,211
	Average annual total return	9.27%	18.03%	9.26%	14.67%	7.29%
Deutsche Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,838	$11,898	$13,254	$20,885	$20,283
	Average annual total return	8.38%	18.98%	9.85%	15.87%	7.33%
Russell 1000® Index	Growth of $10,000	$10,927	$11,803	$13,044	$19,825	$20,211
	Average annual total return	9.27%	18.03%	9.26%	14.67%	7.29%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/17	12/31/16

Common Stocks	100%	99%
Cash Equivalents	0%	1%
Convertible Preferred Stock	—	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/17	12/31/16

Information Technology	22%	21%
Financials	15%	17%
Health Care	14%	12%
Consumer Discretionary	12%	11%
Industrials	11%	11%
Consumer Staples	8%	9%
Energy	6%	8%
Real Estate	4%	3%
Utilities	3%	3%
Materials	3%	3%
Telecommunication Services	2%	2%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director
Di Kumble, CFA, Managing Director
Arno V. Puskar, Director

Portfolio Managers

Investment Portfolio June 30, 2017 (Unaudited)

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 11.7%
Auto Components 1.2%
BorgWarner, Inc.	25,564	1,082,891
Goodyear Tire & Rubber Co.	26,710	933,782
		2,016,673
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	38,401	1,463,078
Las Vegas Sands Corp.	14,053	897,846
		2,360,924
Household Durables 0.6%
Newell Brands, Inc.	17,287	926,929
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.*	3,534	3,420,912
Media 3.2%
Comcast Corp. "A"	48,505	1,887,815
Omnicom Group, Inc.	20,460	1,696,134
Regal Entertainment Group "A" (a)	42,518	869,918
Walt Disney Co.	9,582	1,018,087
		5,471,954
Specialty Retail 1.8%
Home Depot, Inc.	4,677	717,452
L Brands, Inc.	25,455	1,371,770
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,008	864,319
		2,953,541
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. "B"	29,769	1,756,371
VF Corp.	13,950	803,520
		2,559,891
Consumer Staples 7.5%
Beverages 1.6%
PepsiCo, Inc.	23,874	2,757,208
Food & Staples Retailing 3.2%
Sysco Corp.	62,907	3,166,109
Wal-Mart Stores, Inc.	21,716	1,643,467
Whole Foods Market, Inc.	12,036	506,836
		5,316,412
Food Products 2.4%
Conagra Brands, Inc.	34,389	1,229,751
Pinnacle Foods, Inc.	24,534	1,457,319
The JM Smucker Co.	11,510	1,361,978
		4,049,048
Personal Products 0.3%
Coty, Inc. "A"	13,878	260,351
Estee Lauder Companies, Inc. "A"	3,232	310,208
		570,559
Energy 6.4%
Oil, Gas & Consumable Fuels
Antero Resources Corp.*	42,952	928,193
Chevron Corp.	16,093	1,678,983
Concho Resources, Inc.*	21,239	2,581,175
Devon Energy Corp.	29,841	954,017
Energen Corp.*	23,843	1,177,129
EQT Corp.	31,710	1,857,889
Occidental Petroleum Corp.	15,150	907,030
Parsley Energy, Inc. "A"*	27,501	763,153
		10,847,569
	Shares	Value ($)

Financials 14.5%
Banks 4.9%
Citigroup, Inc.	62,764	4,197,656
PacWest Bancorp.	18,188	849,380
U.S. Bancorp.	60,722	3,152,686
		8,199,722
Capital Markets 6.7%
Ameriprise Financial, Inc.	27,456	3,494,874
BlackRock, Inc.	2,463	1,040,396
E*TRADE Financial Corp.*	35,883	1,364,630
Lazard Ltd. "A"	29,843	1,382,626
Northern Trust Corp.	17,398	1,691,260
S&P Global, Inc.	9,351	1,365,153
SEI Investments Co.	19,214	1,033,329
		11,372,268
Insurance 2.9%
Chubb Ltd.	14,861	2,160,492
MetLife, Inc.	49,320	2,709,641
		4,870,133
Health Care 14.2%
Biotechnology 2.4%
Gilead Sciences, Inc.	55,929	3,958,655
Health Care Equipment & Supplies 2.0%
Becton, Dickinson & Co.	15,258	2,976,988
Boston Scientific Corp.*	14,471	401,136
		3,378,124
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	5,029	391,859
Cigna Corp.	13,825	2,314,167
McKesson Corp.	9,852	1,621,048
		4,327,074
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	17,749	3,096,668
Pharmaceuticals 5.4%
Allergan PLC	8,257	2,007,194
Bristol-Myers Squibb Co.	16,597	924,785
Eli Lilly & Co.	10,985	904,066
Endo International PLC*	39,414	440,254
Merck & Co., Inc.	29,061	1,862,520
Pfizer, Inc.	90,375	3,035,696
		9,174,515
Industrials 10.8%
Aerospace & Defense 1.1%
Boeing Co.	9,493	1,877,241
Electrical Equipment 2.4%
AMETEK, Inc.	46,110	2,792,882
Regal Beloit Corp.	15,034	1,226,023
		4,018,905
Industrial Conglomerates 3.8%
General Electric Co.	62,913	1,699,280
Honeywell International, Inc.	13,329	1,776,623
Roper Technologies, Inc.	12,836	2,971,919
		6,447,822
Machinery 1.8%
Ingersoll-Rand PLC	15,238	1,392,601
Parker-Hannifin Corp.	10,071	1,609,547
		3,002,148
	Shares	Value ($)

Road & Rail 1.7%
Norfolk Southern Corp.	24,460	2,976,782
Information Technology 22.3%
Communications Equipment 1.1%
Cisco Systems, Inc.	61,166	1,914,496
Internet Software & Services 3.6%
Alphabet, Inc. "A"*	3,328	3,093,975
Alphabet, Inc. "C"*	2,925	2,658,036
Pandora Media, Inc.* (a)	31,472	280,730
		6,032,741
IT Services 5.1%
Cognizant Technology Solutions Corp. "A"	17,708	1,175,811
Fidelity National Information Services, Inc.	31,622	2,700,519
Visa, Inc. "A"	50,889	4,772,370
		8,648,700
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	9,338	726,496
Intel Corp.	33,046	1,114,972
NVIDIA Corp.	20,220	2,923,003
Texas Instruments, Inc.	16,358	1,258,421
Xilinx, Inc.	28,386	1,825,788
		7,848,680
Software 3.7%
Microsoft Corp.	90,754	6,255,673
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	48,416	6,972,872
Materials 3.3%
Chemicals 1.0%
AdvanSix, Inc.*	533	16,651
Albemarle Corp.	15,818	1,669,431
		1,686,082
Construction Materials 0.9%
Vulcan Materials Co.	11,707	1,483,043
Metals & Mining 1.4%
Freeport-McMoRan, Inc.*	103,350	1,241,234
Steel Dynamics, Inc.	34,362	1,230,503
		2,471,737
	Shares	Value ($)

Real Estate 3.6%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	29,678	3,352,130
Kimco Realty Corp.	40,597	744,955
Prologis, Inc.	27,289	1,600,227
STORE Capital Corp.	18,015	404,437
		6,101,749
Telecommunication Services 1.9%
Diversified Telecommunication Services 0.3%
Frontier Communications Corp. (a)	411,587	477,441
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	44,356	2,688,861
Utilities 3.4%
Electric Utilities 1.0%
NextEra Energy, Inc.	12,320	1,726,402
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	60,377	1,653,122
Water Utilities 1.4%
American Water Works Co., Inc.	30,410	2,370,459
Total Common Stocks (Cost $129,980,004)		168,283,735

Securities Lending Collateral 1.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $1,684,957)	1,684,957	1,684,957

Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $713,974)	713,974	713,974

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $132,378,935)†	101.0	170,682,666
Other Assets and Liabilities, Net	(1.0)	(1,655,010)
Net Assets	100.0	169,027,656

* Non-income producing security.

† The cost for federal income tax purposes was $132,582,374. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $38,100,292. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,596,088 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,495,796.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $1,607,251, which is 1.0% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 168,283,735	$ —	$ —	$ 168,283,735
Short-Term Investments (d)	2,398,931	—	—	2,398,931
Total	$ 170,682,666	$ —	$ —	$ 170,682,666

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $129,980,004) — including $1,607,251 of securities loaned	$ 168,283,735
Investment in Deutsche Government & Agency Securities Portfolio (cost $1,684,957)*	1,684,957
Investment in Deutsche Central Cash Management Government Fund (cost $713,974)	713,974
Total investments in securities, at value (cost $132,378,935)	170,682,666
Cash	10,000
Receivable for Fund shares sold	111,636
Dividends receivable	129,390
Interest receivable	3,686
Foreign taxes recoverable	829
Other assets	1,070
Total assets	170,939,277
Liabilities
Payable upon return of securities loaned	1,684,957
Payable for Fund shares redeemed	91,726
Accrued management fee	54,688
Accrued Trustees' fees	732
Other accrued expenses and payables	79,518
Total liabilities	1,911,621
Net assets, at value	$ 169,027,656
Net Assets Consist of
Undistributed net investment income	1,173,486
Net unrealized appreciation (depreciation) on investments	38,303,731
Accumulated net realized gain (loss)	7,822,104
Paid-in capital	121,728,335
Net assets, at value	$ 169,027,656
Class A Net Asset Value, offering and redemption price per share ($166,780,101 ÷ 12,702,608 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.13
Class B Net Asset Value, offering and redemption price per share ($2,247,555 ÷ 171,209 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.13

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,687)	$ 1,616,463
Income distributions — Deutsche Central Cash Management Government Fund	2,877
Securities lending income, net of borrower rebates	10,616
Total income	1,629,956
Expenses: Management fee	325,901
Administration fee	83,564
Services to shareholders	732
Record keeping fee (Class B)	308
Distribution service fee (Class B)	2,664
Custodian fee	936
Professional fees	37,465
Reports to shareholders	14,972
Trustees' fees and expenses	5,914
Other	5,300
Total expenses	477,756
Net investment income	1,152,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,111,227
Change in net unrealized appreciation (depreciation) on investments	4,510,601
Net gain (loss)	12,621,828
Net increase (decrease) in net assets resulting from operations	$ 13,774,028

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income	$ 1,152,200	$ 2,159,171
Net realized gain (loss)	8,111,227	11,458,572
Change in net unrealized appreciation (depreciation)	4,510,601	1,593,775
Net increase (decrease) in net assets resulting from operations	13,774,028	15,211,518
Distributions to shareholders from: Net investment income: Class A	(2,009,714)	(2,276,718)
Class B	(19,752)	(23,854)
Net realized gains: Class A	(11,463,123)	(14,473,682)
Class B	(148,543)	(187,911)
Total distributions	(13,641,132)	(16,962,165)
Fund share transactions: Class A Proceeds from shares sold	3,139,369	5,821,528
Reinvestment of distributions	13,472,837	16,750,400
Payments for shares redeemed	(12,780,236)	(34,089,364)
Net increase (decrease) in net assets from Class A share transactions	3,831,970	(11,517,436)
Class B Proceeds from shares sold	189,508	189,791
Reinvestment of distributions	168,295	211,765
Payments for shares redeemed	(158,500)	(396,205)
Net increase (decrease) in net assets from Class B share transactions	199,303	5,351
Increase (decrease) in net assets	4,164,169	(13,262,732)
Net assets at beginning of period	164,863,487	178,126,219
Net assets at end of period (including undistributed net investment income of $1,173,486 and $2,050,752, respectively)	$ 169,027,656	$ 164,863,487
Other Information
Class A Shares outstanding at beginning of period	12,373,665	13,252,114
Shares sold	232,428	461,980
Shares issued to shareholders in reinvestment of distributions	1,047,654	1,400,535
Shares redeemed	(951,139)	(2,740,964)
Net increase (decrease) in Class A shares	328,943	(878,449)
Shares outstanding at end of period	12,702,608	12,373,665
Class B Shares outstanding at beginning of period	155,615	154,548
Shares sold	14,365	15,369
Shares issued to shareholders in reinvestment of distributions	13,087	17,691
Shares redeemed	(11,858)	(31,993)
Net increase (decrease) in Class B shares	15,594	1,067
Shares outstanding at end of period	171,209	155,615

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 13.16	$ 13.29	$ 12.76	$ 11.54	$ 8.53	$ 7.46
Income (loss) from investment operations: Net investment income[a]	.09	.17	.15	.10	.12	.15
Net realized and unrealized gain (loss)	1.01	1.09	.52	1.25	3.03	1.03
Total from investment operations	1.10	1.26	.67	1.35	3.15	1.18
Less distributions from: Net investment income	(.17)	(.19)	(.11)	(.13)	(.14)	(.11)
Net realized gains	(.96)	(1.20)	(.03)	—	—	—
Total distributions	(1.13)	(1.39)	(.14)	(.13)	(.14)	(.11)
Net asset value, end of period	$ 13.13	$ 13.16	$ 13.29	$ 12.76	$ 11.54	$ 8.53
Total Return (%)	8.54**	10.48	5.25	11.82	37.33	15.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	167	163	176	220	223	180
Ratio of expenses (%)	.57*	.57	.56	.57	.56	.59
Ratio of net investment income (%)[b]	1.38*	1.34	1.11	.86	1.20	1.90
Portfolio turnover rate (%)	17**	43	27	48	238	307

a Based on average shares outstanding during the period.

b Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Class B	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 13.14	$ 13.26	$ 12.74	$ 11.53	$ 8.51	$ 7.45
Income (loss) from investment operations: Net investment income[a]	.07	.13	.11	.07	.10	.11
Net realized and unrealized gain (loss)	1.01	1.10	.52	1.24	3.03	1.03
Total from investment operations	1.08	1.23	.63	1.31	3.13	1.14
Less distributions from: Net investment income	(.13)	(.15)	(.08)	(.10)	(.11)	(.08)
Net realized gains	(.96)	(1.20)	(.03)	—	—	—
Total distributions	(1.09)	(1.35)	(.11)	(.10)	(.11)	(.08)
Net asset value, end of period	$ 13.13	$ 13.14	$ 13.26	$ 12.74	$ 11.53	$ 8.51
Total Return (%)	8.38**	10.25	4.91	11.52	37.10	15.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	2	2	2
Ratio of expenses (%)	.85*	.86	.83	.82	.76	.90
Ratio of net investment income (%)[b]	1.10*	1.06	.84	.60	1.00	1.41
Portfolio turnover rate (%)	17**	43	27	48	238	307

a Based on average shares outstanding during the period.

b Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $28,025,975 and $34,749,944, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund's average daily net assets.

For the period from January 1, 2017 through September 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.80%
Class B	1.08%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $83,564, of which $14,023 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$ 302	$ 144
Class B	60	29
	$ 362	$ 173

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trust's Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2017, the Distribution Service Fee aggregated $2,664, of which $469 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $6,005, of which $4,875 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $799.

D. Ownership of the Fund

At June 30, 2017, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 37%, 33% and 10%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 61% and 12%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,085.40	$ 1,083.80
Expenses Paid per $1,000*	$ 2.95	$ 4.39
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,021.97	$ 1,020.58
Expenses Paid per $1,000*	$ 2.86	$ 4.26

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche Core Equity VIP	.57%	.85%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Core Equity VIP’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

VS1coreq-3 (R-028376-6  8/17)

June 30, 2017

Semiannual Report

Deutsche Variable Series I

Deutsche CROCI® International VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Management Team

5 Investment Portfolio

8 Statement of Assets and Liabilities

9 Statement of Operations

9 Statements of Changes in Net Assets

11 Financial Highlights

12 Notes to Financial Statements

18 Information About Your Fund's Expenses

19 Proxy Voting

20 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

In June 2016, citizens of the United Kingdom voted that the United Kingdom should leave the European Union and in March 2017, the United Kingdom initiated its withdrawal from the European Union, which is expected to take place by March 2019. Significant uncertainty exists regarding the timing and terms of the United Kingdom's anticipated withdrawal from the European Union and the effects such withdrawal may have on the United Kingdom, other European countries and the global economy.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 1.12% and 1.40% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment
■ Deutsche CROCI® International VIP — Class A ■ MSCI EAFE® Index

MSCI EAFE Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the US and Canada.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,465	$12,530	$9,450	$13,264	$8,510
	Average annual total return	14.65%	25.30%	–1.87%	5.81%	–1.60%
MSCI EAFE® Index	Growth of $10,000	$11,381	$12,027	$10,348	$15,169	$11,074
	Average annual total return	13.81%	20.27%	1.15%	8.69%	1.03%
Deutsche CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,448	$12,510	$9,381	$13,103	$8,287
	Average annual total return	14.48%	25.10%	–2.11%	5.55%	–1.86%
MSCI EAFE® Index	Growth of $10,000	$11,381	$12,027	$10,348	$15,169	$11,074
	Average annual total return	13.81%	20.27%	1.15%	8.69%	1.03%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	6/30/17	12/31/16

Common Stocks	95%	94%
Cash Equivalents	3%	6%
Preferred Stock	2%	—
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/17	12/31/16

Japan	24%	23%
United Kingdom	19%	27%
Switzerland	17%	19%
Germany	12%	8%
France	10%	6%
Hong Kong	8%	7%
Singapore	4%	4%
Spain	2%	4%
Finland	2%	—
Netherlands	2%	2%
Austria	0%	—
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/17	12/31/16

Industrials	26%	28%
Consumer Staples	18%	11%
Health Care	18%	17%
Consumer Discretionary	18%	23%
Utilities	14%	17%
Materials	6%	4%
Real Estate	0%	—
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management Team

Di Kumble, CFA, Managing Director
John Moody, Vice President

Portfolio Managers

Investment Portfolio June 30, 2017 (Unaudited)

	Shares	Value ($)

Common Stocks 94.8%
Austria 0.0%
Immofinanz AG* (Cost $0)	6,693	15,296
Finland 2.1%
Fortum Oyj (Cost $2,014,445)	136,218	2,136,132
France 10.0%
Cie Generale des Etablissements Michelin	15,412	2,048,967
Danone SA	28,526	2,144,153
L'Oreal SA	9,804	2,042,449
Pernod Ricard SA	15,874	2,125,799
Sanofi	21,395	2,046,784
(Cost $9,528,754)		10,408,152
Germany 9.6%
Bayer AG (Registered)	16,278	2,104,605
Beiersdorf AG	19,930	2,095,110
Continental AG	8,974	1,936,672
Merck KGaA	16,822	2,031,800
Siemens AG (Registered)	13,729	1,887,157
(Cost $8,882,821)		10,055,344
Hong Kong 7.7%
CLP Holdings Ltd.	188,149	1,990,548
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	2,266,500	2,090,158
Hong Kong & China Gas Co., Ltd.	1,098,632	2,065,709
MTR Corp., Ltd.	343,731	1,934,944
(Cost $6,775,771)		8,081,359
Japan 23.3%
ANA Holdings, Inc.	662,000	2,297,798
Astellas Pharma, Inc.	146,000	1,784,192
Bridgestone Corp.	47,608	2,048,657
Central Japan Railway Co.	11,600	1,888,384
Daiichi Sankyo Co., Ltd.	90,200	2,122,778
ITOCHU Corp.	141,100	2,093,762
Osaka Gas Co., Ltd.	532,000	2,173,407
Secom Co., Ltd.	27,500	2,084,352
Sekisui House Ltd.	120,400	2,118,976
Subaru Corp.	51,700	1,740,264
Sumitomo Electric Industries Ltd.	122,100	1,878,044
Toyota Industries Corp.	39,935	2,098,385
(Cost $22,666,144)		24,328,999
Netherlands 1.9%
Koninklijke DSM NV (Cost $1,824,250)	27,804	2,020,973
	Shares	Value ($)

Singapore 3.7%
Keppel Corp., Ltd.	421,916	1,927,621
Singapore Airlines Ltd.	268,341	1,972,479
(Cost $4,334,733)		3,900,100
Spain 2.1%
Iberdrola SA (Cost $1,922,018)	276,860	2,192,322
Switzerland 15.8%
ABB Ltd. (Registered)	81,504	2,012,738
Givaudan SA (Registered)	1,018	2,036,212
Kuehne + Nagel International AG (Registered)	13,190	2,200,855
Nestle SA (Registered)	25,543	2,222,926
Novartis AG (Registered)	25,794	2,146,586
Roche Holding AG (Genusschein)	7,601	1,935,722
Schindler Holding AG	9,701	2,052,699
Wolseley PLC	31,359	1,924,955
(Cost $14,963,084)		16,532,693
United Kingdom 18.6%
British American Tobacco PLC	29,394	2,003,795
Bunzl PLC	64,487	1,921,716
Diageo PLC	68,646	2,028,220
GlaxoSmithKline PLC	99,914	2,128,325
Imperial Brands PLC	40,255	1,808,052
Johnson Matthey PLC	52,205	1,952,119
Kingfisher PLC	466,356	1,826,467
National Grid PLC	140,335	1,739,693
Persimmon PLC	66,231	1,934,006
Smith & Nephew PLC	121,325	2,093,761
(Cost $19,239,164)		19,436,154
Total Common Stocks (Cost $92,151,184)		99,107,524

Preferred Stock 1.9%
Germany
Henkel AG & Co. KGaA (Cost $1,776,435)	14,534	2,000,300

Cash Equivalents 2.6%
Deutsche Central Cash Management Government Fund, 1.03% (a) (Cost $2,717,888)	2,717,888	2,717,888

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $96,645,507)†	99.3	103,825,712
Other Assets and Liabilities, Net	0.7	684,203
Net Assets	100.0	104,509,915

* Non-income producing security.

† The cost for federal income tax purposes was $97,567,706. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $6,258,006. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,317,959 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,059,953.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of June 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
JPY	2,751,942,949	USD	24,558,117	7/31/2017	57,234	Citigroup,Inc.

Currency Abbreviations
JPY Japanese Yen USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Austria	$ 15,296	$ —	$ —	$ 15,296
Finland	2,136,132	—	—	2,136,132
France	10,408,152	—	—	10,408,152
Germany	10,055,344	—	—	10,055,344
Hong Kong	8,081,359	—	—	8,081,359
Japan	24,328,999	—	—	24,328,999
Netherlands	2,020,973	—	—	2,020,973
Singapore	3,900,100	—	—	3,900,100
Spain	2,192,322	—	—	2,192,322
Switzerland	16,532,693	—	—	16,532,693
United Kingdom	19,436,154	—	—	19,436,154
Preferred Stock	2,000,300	—	—	2,000,300
Short-Term Investments	2,717,888	—	—	2,717,888
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	57,234	—	57,234
Total	$ 103,825,712	$ 57,234	$ —	$ 103,882,946

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended June 30, 2017, the amount of the transfers between Level 2 and Level 1 was $88,543,680.

Transfers between price levels are recognized at the beginning of the reporting year.

(b) Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $93,927,619)	$ 101,107,824
Investment in Deutsche Central Cash Management Government Fund (cost $2,717,888)	2,717,888
Total investments, at value (cost $96,645,507)	103,825,712
Foreign currency, at value (cost $176,767)	178,979
Receivable for Fund shares sold	8,162
Dividends receivable	392,267
Interest receivable	1,787
Unrealized appreciation on forward foreign currency exchange contracts	57,234
Foreign taxes recoverable	238,352
Other assets	1,609
Total assets	104,704,102
Liabilities
Payable for Fund shares redeemed	61,380
Accrued management fee	41,994
Accrued Trustees' fees	452
Other accrued expenses and payables	90,361
Total liabilities	194,187
Net assets, at value	$ 104,509,915
Net Assets Consist of
Undistributed net investment income	2,034,968
Net unrealized appreciation (depreciation) on: Investments	7,180,205
Foreign currency	67,594
Accumulated net realized gain (loss)	(135,634,879)
Paid-in capital	230,862,027
Net assets, at value	$ 104,509,915
Class A Net Asset Value, offering and redemption price per share ($104,197,744 ÷ 15,108,794 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.90
Class B Net Asset Value, offering and redemption price per share ($312,171 ÷ 45,123 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $176,866)	$ 2,105,731
Income distributions — Deutsche Central Cash Management Government Fund	5,460
Securities lending income, net of borrower rebates	12,680
Total income	2,123,871
Expenses: Management fee	389,593
Administration fee	49,315
Services to shareholders	1,376
Distribution service fee (Class B)	367
Custodian fee	32,646
Professional fees	38,456
Reports to shareholders	17,131
Trustees' fees and expenses	3,259
Other	12,513
Total expenses before expense reductions	544,656
Expense reductions	(130,039)
Total expenses after expense reductions	414,617
Net investment income (loss)	1,709,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	873,617
Foreign currency	(2,294,610)
(1,420,993)
Change in net unrealized appreciation (depreciation) on: Investments	12,589,744
Foreign currency	518,968
13,108,712
Net gain (loss)	11,687,719
Net increase (decrease) in net assets resulting from operations	$ 13,396,973

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income (loss)	$ 1,709,254	$ 2,302,440
Net realized gain (loss)	(1,420,993)	(8,480,561)
Change in net unrealized appreciation (depreciation)	13,108,712	6,340,956
Net increase (decrease) in net assets resulting from operations	13,396,973	162,835
Distributions to shareholders from: Net investment income: Class A	(7,067,244)	(9,803,744)
Class B	(20,366)	(26,284)
Total distributions	(7,087,610)	(9,830,028)
Fund share transactions: Class A Proceeds from shares sold	3,668,827	4,349,614
Reinvestment of distributions	7,067,244	9,803,744
Payments for shares redeemed	(6,735,405)	(15,723,948)
Net increase (decrease) in net assets from Class A share transactions	4,000,666	(1,570,590)
Class B Proceeds from shares sold	4,571	16,738
Reinvestment of distributions	20,366	26,284
Payments for shares redeemed	(5,672)	(15,735)
Net increase (decrease) in net assets from Class B share transactions	19,265	27,287
Increase (decrease) in net assets	10,329,294	(11,210,496)
Net assets at beginning of period	94,180,621	105,391,117
Net assets at end of period (including undistributed net investment income of $2,034,968 and $7,413,324, respectively)	$ 104,509,915	$ 94,180,621
Other Information
Class A Shares outstanding at beginning of period	14,512,126	14,702,326
Shares sold	534,047	690,002
Shares issued to shareholders in reinvestment of distributions	1,054,813	1,563,596
Shares redeemed	(992,192)	(2,443,798)
Net increase (decrease) in Class A shares	596,668	(190,200)
Shares outstanding at end of period	15,108,794	14,512,126
Class B Shares outstanding at beginning of period	42,251	37,903
Shares sold	670	2,658
Shares issued to shareholders in reinvestment of distributions	3,026	4,179
Shares redeemed	(824)	(2,489)
Net increase (decrease) in Class B shares	2,872	4,348
Shares outstanding at end of period	45,123	42,251

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 6.47	$ 7.15	$ 7.86	$ 9.06	$ 7.96	$ 6.74
Income (loss) from investment operations: Net investment income (loss)[a]	.12	.16	.21	.31[b]	.14	.22
Net realized and unrealized gain (loss)	.81	(.13)	(.59)	(1.36)	1.41	1.16
Total from investment operations	.93	.03	(.38)	(1.05)	1.55	1.38
Less distributions from: Net investment income	(.50)	(.71)	(.33)	(.15)	(.45)	(.16)
Net asset value, end of period	$ 6.90	$ 6.47	$ 7.15	$ 7.86	$ 9.06	$ 7.96
Total Return (%)	14.65c**	.74[c]	(5.48)[c]	(11.76)[c]	20.23[c]	20.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	94	105	126	151	230
Ratio of expenses before expense reductions (%)[d]	1.10*	1.12	1.05	1.04	1.02	.98
Ratio of expenses after expense reductions (%)[d]	.84*	.84	.98	.98	1.01	.98
Ratio of net investment income (loss) (%)	3.47*	2.46	2.74	3.55[b]	1.64	2.99
Portfolio turnover rate (%)	42**	67	99	135	97	85

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.08 per share and 0.95% of average daily net assets, for the year ended December 31, 2014.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Class B	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 6.48	$ 7.16	$ 7.87	$ 9.07	$ 7.96	$ 6.75
Income (loss) from investment operations: Net investment income (loss)[a]	.10	.14	.19	.28[b]	.13	.20
Net realized and unrealized gain (loss)	.82	(.13)	(.59)	(1.35)	1.41	1.15
Total from investment operations	.92	.01	(.40)	(1.07)	1.54	1.35
Less distributions from: Net investment income	(.48)	(.69)	(.31)	(.13)	(.43)	(.14)
Net asset value, end of period	$ 6.92	$ 6.48	$ 7.16	$ 7.87	$ 9.07	$ 7.96
Total Return (%)	14.48c**	.48[c]	(5.71)[c]	(11.98)[c]	20.01[c]	20.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.31	.27	.27	.26	.31	.28
Ratio of expenses before expense reductions (%)[d]	1.38*	1.40	1.33	1.31	1.30	1.26
Ratio of expenses after expense reductions (%)[d]	1.09*	1.10	1.23	1.23	1.27	1.26
Ratio of net investment income (loss) (%)	3.03*	2.18	2.47	3.26[b]	1.62	2.73
Portfolio turnover rate (%)	42**	67	99	135	97	85

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.08 per share and 0.95% of average daily net assets, for the year ended December 31, 2014.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including Deutsche Government & Agency Securities Portfolio managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2016, the Fund had a net tax basis capital loss carryforward of approximately $98,822,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017, the expiration date, whichever occurs first; and approximately $34,525,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($11,496,000) and long-term losses ($23,029,000).

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2017, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2017, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $24,558,000 to $99,269,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $1,824,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 57,234
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized appreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (b)	$ (2,244,331)

The above derivative is located in the following Statement of Operations account:

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (c)	$ 497,943

The above derivative is located in the following Statement of Operations account:

(c) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2017, the Fund has transactions subject to enforceable master netting agreements, which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$ 57,234	$ —	$ —	$ 57,234

C. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $40,238,217 and $41,133,714, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of average daily net assets	.790%
Over $500 million of average daily net assets	.640%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.79% of the Fund's average daily net assets.

For the period from January 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.84%
Class B	1.09%

For the six months ended June 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 129,613
Class B	426
$ 130,039

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $49,315, of which $8,633 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$ 310	$ 152
Class B	40	20
	$ 350	$ 172

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trusts' Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2017, the Distribution Service Fee aggregated $367, of which $64 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $6,184, of which $4,855 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $951.

E. Ownership of the Fund

At June 30, 2017, five participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 22%, 16%, 12%, 11% and 10%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 83% and 10%, respectively.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,146.50	$ 1,144.80
Expenses Paid per $1,000*	$ 4.47	$ 5.80
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,020,63	$ 1,019.39
Expenses Paid per $1,000*	$ 4.21	$ 5.46

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche CROCI® International VIP	.84%	1.09%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trusts' policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trusts' policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche CROCI® International VIP’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2015. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

VS1cint-3 (R-028378-6  8/17)

June 30, 2017

Semiannual Report

Deutsche Variable Series I

Deutsche Global Small Cap VIP

Contents

3 Performance Summary

4 Portfolio Summary

4 Portfolio Manager

5 Investment Portfolio

10 Statement of Assets and Liabilities

10 Statement of Operations

11 Statements of Changes in Net Assets

13 Financial Highlights

14 Notes to Financial Statements

18 Information About Your Fund's Expenses

19 Proxy Voting

20 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 1.17% and 1.47% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment
■ Deutsche Global Small Cap VIP — Class A ■ S&P® Developed Small Cap Index

The S&P® Developed SmallCap comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It Is a subset of the S&P® Global BMI, a comprehensive, rules-based index measuring global stock market performance.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
Deutsche Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,997	$11,875	$10,529	$16,499	$14,416
	Average annual total return	9.97%	18.75%	1.73%	10.53%	3.72%
S&P Developed Small Cap Index	Growth of $10,000	$11,032	$12,098	$11,894	$18,670	$16,770
	Average annual total return	10.32%	20.98%	5.95%	13.30%	5.31%
Deutsche Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,972	$11,841	$10,529	$16,499	$14,416
	Average annual total return	9.72%	18.41%	1.45%	10.24%	3.43%
S&P Developed Small Cap Index	Growth of $10,000	$11,032	$12,098	$11,894	$18,670	$16,770
	Average annual total return	10.32%	20.98%	5.95%	13.30%	5.31%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/17	12/31/16

Common Stocks	96%	97%
Cash Equivalents	4%	3%
Convertible Preferred Stock	0%	0%
Rights	0%	—
Warrant	0%	0%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/17	12/31/16

United States	53%	55%
Japan	9%	10%
United Kingdom	7%	8%
Ireland	4%	3%
Germany	3%	4%
Italy	3%	2%
Canada	2%	2%
France	2%	3%
Netherlands	2%	2%
Hong Kong	1%	1%
Malaysia	0%	0%
Other	14%	10%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/17	12/31/16

Industrials	21%	19%
Consumer Discretionary	21%	23%
Information Technology	19%	19%
Health Care	13%	12%
Financials	10%	11%
Consumer Staples	5%	5%
Materials	5%	5%
Energy	4%	5%
Real Estate	2%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Joseph Axtell, CFA, Managing Director

Portfolio Manager

Investment Portfolio June 30, 2017 (Unaudited)

	Shares	Value ($)

Common Stocks 95.7%
Austria 0.7%
Lenzing AG (Cost $697,854)	3,755	672,908
Bermuda 1.1%
Lazard Ltd. "A" (a) (Cost $546,996)	22,449	1,040,062
Canada 2.1%
Quebecor, Inc. "B"	30,781	1,018,754
SunOpta, Inc.* (b)	100,054	1,020,551
(Cost $1,328,513)		2,039,305
China 0.6%
Minth Group Ltd. (Cost $47,643)	145,036	614,886
Finland 1.2%
Cramo Oyj (Cost $796,334)	37,620	1,125,753
France 2.0%
Altran Technologies SA	75,264	1,226,688
Criteo SA (ADR)* (b)	13,534	663,843
(Cost $1,620,727)		1,890,531
Germany 3.2%
M.A.X. Automation AG	41,340	351,243
PATRIZIA Immobilien AG*	50,662	956,196
Rational AG	1,064	566,305
United Internet AG (Registered)	21,779	1,197,601
(Cost $868,288)		3,071,345
Hong Kong 1.2%
Techtronic Industries Co., Ltd. (Cost $302,134)	245,041	1,126,741
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $817,019)	28,558	981,253
Indonesia 0.9%
PT Arwana Citramulia Tbk	8,070,309	290,879
PT Matahari Department Store Tbk	515,300	548,247
(Cost $1,072,810)		839,126
Ireland 4.1%
Avadel Pharmaceuticals PLC (ADR)*	114,494	1,262,869
Dalata Hotel Group PLC*	115,961	638,384
Greencore Group PLC	311,920	999,400
Ryanair Holdings PLC*	49,682	1,019,127
(Cost $3,189,549)		3,919,780
Israel 1.3%
Kornit Digital Ltd.* (a)	28,818	557,628
Mellanox Technologies Ltd.* (a) (b)	14,698	636,424
(Cost $1,117,224)		1,194,052
Italy 2.5%
Moncler SpA	57,900	1,355,674
Prysmian SpA	36,037	1,059,861
(Cost $1,637,216)		2,415,535
Japan 9.0%
Ai Holdings Corp. (b)	37,317	1,003,636
Anicom Holdings, Inc. (b)	26,300	575,923
BRONCO BILLY Co., Ltd. (b)	9,600	224,562
	Shares	Value ($)

Daikyonishikawa Corp.	73,600	980,897
Kura Corp.	5,700	262,005
Kusuri no Aoki Holdings Co., Ltd.	15,458	809,492
MISUMI Group, Inc.	20,774	473,937
Nippon Seiki Co., Ltd.	28,964	581,984
Optex Group Co., Ltd.	10,900	352,269
Syuppin Co., Ltd.	35,900	631,661
Topcon Corp.	28,200	484,897
UT Group Co., Ltd.*	76,924	1,234,477
Zenkoku Hosho Co., Ltd.	24,100	984,570
(Cost $5,214,523)		8,600,310
Korea 1.3%
i-SENS, Inc.	19,340	464,843
Vieworks Co., Ltd.	16,222	815,247
(Cost $1,504,239)		1,280,090
Luxembourg 0.7%
B&M European Value Retail SA (Cost $716,899)	154,959	683,586
Malaysia 0.1%
Tune Protect Group Bhd. (Cost $201,429)	405,414	117,110
Netherlands 1.6%
Brunel International NV	16,686	233,459
Core Laboratories NV	6,197	627,570
SBM Offshore NV	41,771	669,354
(Cost $1,418,184)		1,530,383
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $632,388)	26,626	729,020
Spain 1.1%
Talgo SA 144A	93,426	564,691
Telepizza Group SA 144A*	79,606	459,156
(Cost $1,074,346)		1,023,847
Sweden 1.3%
Boozt AB 144A*	16,069	158,311
Nobina AB 144A	199,650	1,083,007
(Cost $998,074)		1,241,318
Taiwan 0.5%
Basso Industry Corp. (Cost $467,474)	172,000	480,605
United Kingdom 6.9%
accesso Technology Group PLC*	21,200	482,519
Arrow Global Group PLC	144,139	760,791
Cardtronics PLC "A"* (a)	20,375	669,523
Clinigen Healthcare Ltd.	59,148	663,291
Domino's Pizza Group PLC	168,986	646,861
Electrocomponents PLC	152,863	1,148,786
Meggitt PLC	113,889	707,408
Polypipe Group PLC	123,640	615,636
Scapa Group PLC	146,461	903,240
(Cost $4,940,343)		6,598,055
United States 50.5%
Advance Auto Parts, Inc.	4,033	470,207
Advanced Disposal Services, Inc.*	32,179	731,429
	Shares	Value ($)

Affiliated Managers Group, Inc.	6,900	1,144,434
Ambarella, Inc.* (b)	10,500	509,775
Atkore International Group, Inc.*	21,356	481,578
AZZ, Inc.	14,703	820,427
Belden, Inc.	14,000	1,056,020
Berry Global Group, Inc.*	14,971	853,497
BioScrip, Inc.* (b)	246,700	669,791
Cardiovascular Systems, Inc.*	15,900	512,457
Casey's General Stores, Inc.	9,746	1,043,894
Cognex Corp.	11,019	935,513
Commercial Metals Co.	46,240	898,443
Cypress Semiconductor Corp.	64,475	880,084
Del Taco Restaurants, Inc.*	83,798	1,152,222
Deluxe Corp.	12,400	858,328
Diamondback Energy, Inc.*	9,912	880,285
Dolby Laboratories, Inc. "A"	16,500	807,840
FCB Financial Holdings, Inc. "A"*	18,879	901,472
Five9, Inc.*	33,200	714,464
Fox Factory Holding Corp.*	27,685	985,586
Gentherm, Inc.*	31,493	1,221,928
Gibraltar Industries, Inc.*	29,173	1,040,017
Hain Celestial Group, Inc.*	14,946	580,204
Helen of Troy Ltd.*	11,200	1,053,920
Horizon Global Corp.*	41,100	590,196
Inphi Corp.* (b)	17,115	587,045
Jack in the Box, Inc.	9,453	931,121
Kindred Healthcare, Inc.	66,309	772,500
Knowles Corp.*	60,776	1,028,330
Leucadia National Corp.	29,018	759,111
Ligand Pharmaceuticals, Inc.* (b)	4,480	543,872
Masonite International Corp.*	10,632	802,716
Matador Resources Co.*	34,637	740,193
Molina Healthcare, Inc.*	21,563	1,491,728
National Storage Affiliates Trust (REIT)	39,135	904,410
NETGEAR, Inc.*	13,300	573,230
Neurocrine Biosciences, Inc.*	12,407	570,722
Pacira Pharmaceuticals, Inc.*	17,897	853,687
PAREXEL International Corp.*	8,552	743,254
Patterson-UTI Energy, Inc.	28,455	574,506
Primoris Services Corp.	39,173	976,975
Providence Service Corp.*	17,930	907,437
Retrophin, Inc.*	56,926	1,103,795
Rush Enterprises, Inc. "A"*	40,223	1,495,491
Samsonite International SA	119,400	498,555
Sinclair Broadcast Group, Inc. "A"	30,645	1,008,220
Solaris Oilfield Infrastructure, Inc. "A"* (b)	41,587	479,498
South State Corp.	8,387	718,766
Super Micro Computer, Inc.*	25,738	634,442
Tenneco, Inc.	13,738	794,469
	Shares	Value ($)

TiVo Corp.	31,708	591,354
Trinseo SA	15,831	1,087,590
TriState Capital Holdings, Inc.*	22,960	578,592
WABCO Holdings, Inc.*	8,420	1,073,634
Welbilt, Inc.*	61,740	1,163,799
WEX, Inc.*	7,161	746,677
Zions Bancorp.	15,982	701,770
(Cost $39,223,366)		48,231,500
Total Common Stocks (Cost $70,433,572)		91,447,101

Convertible Preferred Stock 0.2%
United States
Providence Service Corp. (Cost $196,900)	1,969	249,877

Right 0.0%
Spain
Talgo SA* (Cost $7,539)	93,426	7,362

Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	13,230	1,959
Parrot SA, Expiration Date 12/22/2022*	13,230	1,996
Total Warrants (Cost $0)		3,955

Securities Lending Collateral 6.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (c) (d) (Cost $5,918,648)	5,918,648	5,918,648

Cash Equivalents 4.1%
Deutsche Central Cash Management Government Fund, 1.03% (c) (Cost $3,900,465)	3,900,465	3,900,465

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,457,124)†	106.2	101,527,408
Other Assets and Liabilities, Net	(6.2)	(5,942,336)
Net Assets	100.0	95,585,072

* Non-income producing security.

† The cost for federal income tax purposes was $81,536,302. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $19,991,106. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,911,163 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,920,057.

(a) Listed on the NASDAQ Exchange.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $5,838,436, which is 6.1% of net assets.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Austria	$ 672,908	$ —	$ —	$ 672,908
Bermuda	1,040,062	—	—	1,040,062
Canada	2,039,305	—	—	2,039,305
China	614,886	—	—	614,886
Finland	1,125,753	—	—	1,125,753
France	1,890,531	—	—	1,890,531
Germany	3,071,345	—	—	3,071,345
Hong Kong	1,126,741	—	—	1,126,741
India	981,253	—	—	981,253
Indonesia	839,126	—	—	839,126
Ireland	3,919,780	—	—	3,919,780
Israel	1,194,052	—	—	1,194,052
Italy	2,415,535	—	—	2,415,535
Japan	8,600,310	—	—	8,600,310
Korea	1,280,090	—	—	1,280,090
Luxembourg	683,586	—	—	683,586
Malaysia	117,110	—	—	117,110
Netherlands	1,530,383	—	—	1,530,383
Panama	729,020	—	—	729,020
Spain	1,023,847	—	—	1,023,847
Sweden	1,241,318	—	—	1,241,318
Taiwan	480,605	—	—	480,605
United Kingdom	6,598,055	—	—	6,598,055
United States	48,231,500	—	—	48,231,500
Convertible Preferred Stock	—	—	249,877	249,877
Rights	7,362	—	—	7,362
Warrants (e)	—	—	3,955	3,955
Short-Term Investments (e)	9,819,113	—	—	9,819,113
Total	$ 101,273,576	$ —	$ 253,832	$ 101,527,408

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 2 to Level 1. During the period ended June 30 2017, the amount of transfers between Level 2 and Level 1 was $31,147,651.

Transfers between price levels are recognized at the beginning of the reporting year.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $70,638,011) – including $5,838,436 of securities loaned	$ 91,708,295
Investment in Deutsche Government & Agency Securities Portfolio (cost $5,918,648)*	5,918,648
Investment in Deutsche Central Cash Management Government Fund (cost $3,900,465)	3,900,465
Total investments in securities, at value (cost $80,457,124)	101,527,408
Foreign currency, at value (cost $190,919)	193,592
Receivable for investments sold	109,520
Receivable for Fund shares sold	28,739
Dividends receivable	61,441
Interest receivable	7,839
Foreign taxes recoverable	23,599
Other assets	875
Total assets	101,953,013
Liabilities
Payable upon return of securities loaned	5,918,648
Payable for Fund shares redeemed	314,312
Accrued management fee	55,361
Accrued Trustees' fees	510
Other accrued expenses and payables	79,110
Total liabilities	6,367,941
Net assets, at value	$ 95,585,072
Net Assets Consist of
Distributions in excess of net investment income	(313,447)
Net unrealized appreciation (depreciation) on: Investments	21,070,284
Foreign currency	2,757
Accumulated net realized gain (loss)	5,975,395
Paid-in capital	68,850,083
Net assets, at value	$ 95,585,072
Class A Net Asset Value, offering and redemption price per share ($92,858,539 ÷ 7,856,904 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.82
Class B Net Asset Value, offering and redemption price per share ($2,726,533 ÷ 238,262 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.44

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $43,171)	$ 546,359
Income distributions — Deutsche Central Cash Management Government Fund	13,940
Securities lending income, net of borrower rebates	24,100
Total income	584,399
Expenses: Management fee	414,023
Administration fee	46,519
Services to shareholders	1,204
Record keeping fee (Class B)	421
Distribution service fee (Class B)	3,326
Custodian fee	22,374
Professional fees	37,006
Reports to shareholders	13,275
Trustees' fees and expenses	3,259
Other	8,307
Total expenses before expense reductions	549,714
Expense reductions	(85,448)
Total expenses after expense reductions	464,266
Net investment income (loss)	120,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,644,960
Foreign currency	6,590
6,651,550
Change in net unrealized appreciation (depreciation) on: Investments	2,057,224
Foreign currency	13,494
2,070,718
Net gain (loss)	8,722,268
Net increase (decrease) in net assets resulting from operations	$ 8,842,401

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income (loss)	$ 120,133	$ 191,099
Net realized gain (loss)	6,651,550	8,666,143
Change in net unrealized appreciation (depreciation)	2,070,718	(8,347,993)
Net increase (decrease) in net assets resulting from operations	8,842,401	509,249
Distributions to shareholders from: Net investment income: Class A	—	(351,519)
Class B	—	(3,345)
Net realized gains: Class A	(8,009,441)	(10,844,338)
Class B	(245,528)	(308,285)
Total distributions	(8,254,969)	(11,507,487)
Fund share transactions: Class A Proceeds from shares sold	1,961,287	4,096,927
Reinvestment of distributions	8,009,441	11,195,858
Payments for shares redeemed	(6,725,761)	(19,689,215)
Net increase (decrease) in net assets from Class A share transactions	3,244,967	(4,396,430)
Class B Proceeds from shares sold	170,763	238,868
Reinvestment of distributions	245,528	311,629
Payments for shares redeemed	(264,772)	(366,666)
Net increase (decrease) in net assets from Class B share transactions	151,519	183,831
Increase (decrease) in net assets	3,983,918	(15,210,837)
Net assets at beginning of period	91,601,154	106,811,991
Net assets at end of period (including distributions in excess of net investment income of $313,447 and $433,580, respectively)	$ 95,585,072	$ 91,601,154
Other Information
Class A Shares outstanding at beginning of period	7,559,752	7,905,300
Shares sold	163,735	354,371
Shares issued to shareholders in reinvestment of distributions	695,868	973,553
Shares redeemed	(562,451)	(1,673,472)
Net increase (decrease) in Class A shares	297,152	(345,548)
Shares outstanding at end of period	7,856,904	7,559,752
Class B Shares outstanding at beginning of period	224,620	207,982
Shares sold	14,608	20,941
Shares issued to shareholders in reinvestment of distributions	22,020	27,824
Shares redeemed	(22,986)	(32,127)
Net increase (decrease) in Class B shares	13,642	16,638
Shares outstanding at end of period	238,262	224,620

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 11.78	$ 13.17	$ 14.61	$ 17.31	$ 13.78	$ 12.67
Income (loss) from investment operations: Net investment income (loss)[a]	.02	.03	.06	.04	.04	.09
Net realized and unrealized gain (loss)	1.11	.15	.21	(.69)	4.66	1.83
Total from investment operations	1.13	.18	.27	(.65)	4.70	1.92
Less distributions from: Net investment income	—	(.05)	(.14)	(.15)	(.10)	(.09)
Net realized gains	(1.09)	(1.52)	(1.57)	(1.90)	(1.07)	(.72)
Total distributions	(1.09)	(1.57)	(1.71)	(2.05)	(1.17)	(.81)
Net asset value, end of period	$ 11.82	$ 11.78	$ 13.17	$ 14.61	$ 17.31	$ 13.78
Total Return (%)[b]	9.97**	1.57	1.16	(4.13)	35.94	15.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	93	89	104	135	154	124
Ratio of expenses before expense reductions (%)[c]	1.17*	1.17	1.12	1.13	1.14	1.11
Ratio of expenses after expense reductions (%)[c]	.99*	1.02	.99	.97	.94	.98
Ratio of net investment income (loss) (%)	.27*	.22	.41	.27	.28	.69
Portfolio turnover rate (%)	21**	41	27	33	39	36

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

c Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

Class B	Six Months Ended 6/30/17 (Unaudited)	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 11.45	$ 12.85	$ 14.29	$ 16.97	$ 13.52	$ 12.45
Income (loss) from investment operations: Net investment income (loss)[a]	(.00)***	(.03)	.02	.00***	.01	.06
Net realized and unrealized gain (loss)	1.08	.17	.21	(.67)	4.57	1.79
Total from investment operations	1.08	.14	.23	(.67)	4.58	1.85
Less distributions from: Net investment income	—	(.02)	(.10)	(.11)	(.06)	(.06)
Net realized gains	(1.09)	(1.52)	(1.57)	(1.90)	(1.07)	(.72)
Total distributions	(1.09)	(1.54)	(1.67)	(2.01)	(1.13)	(.78)
Net asset value, end of period	$ 11.44	$ 11.45	$ 12.85	$ 14.29	$ 16.97	$ 13.52
Total Return (%)[b]	9.72**	1.34	.86	(4.33)	35.67	15.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3	3	3	2
Ratio of expenses before expense reductions (%)[c]	1.46*	1.47	1.41	1.41	1.34	1.43
Ratio of expenses after expense reductions (%)[c]	1.27*	1.30	1.24	1.25	1.15	1.23
Ratio of net investment income (loss) (%)	(.02)*	(.23)	.15	.02	.07	.44
Portfolio turnover rate (%)	21**	41	27	33	39	36

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

c Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable Series I (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP and Deutsche Global Small Cap VIP (individually or collectively hereinafter referred to as a "Fund" or the "Funds"). These financial statements report on Deutsche Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $18,455,889 and $24,420,875, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of average daily net assets	.890%
Next $500 million of average daily net assets	.875%
Next $1 billion of average daily net assets	.860%
Over $2 billion of average daily net assets	.845%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.89% of the Fund's average daily net assets.

For the period from January 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.99%
Class B	1.27%

For the six months ended June 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 82,902
Class B	2,546
$ 85,448

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $46,519, of which $7,883 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$ 238	$ 111
Class B	91	45
	$ 329	$ 156

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), also an affiliate of the Advisor, is the Trust's Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2017, the Distribution Service Fee aggregated $3,326, of which $556 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $6,094, of which $5,868 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Ownership of the Fund

At June 30, 2017, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 40%, 18%,15% and 10%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 70% and 18%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,099.70	$ 1,097.20
Expenses Paid per $1,000*	$ 5.15	$ 6.60
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,019.89	$ 1,018.50
Expenses Paid per $1,000*	$ 4.96	$ 6.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Variable Series I — Deutsche Global Small Cap VIP	.99%	1.27%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Global Small Cap VIP’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2015. The Board observed that there were significant limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also observed that the Broadridge expense universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages an institutional account comparable to the Fund, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Notes

VS1glosc-3 (R-028377-6  8/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/22/2017